Net debt	12 Months Ended
Dec. 31, 2023
Disclosure Of Net Debt [Abstract]
Net debt	19 Net debt
Analysis of changes in net debt

	2023
	Financial liabilities			Other assets
	Borrowings excluding overdrafts (note 20)(a) US$m	Lease liabilities (note 21)(b) US$m	Derivatives related to net debt (note 23)(c) US$m	Cash and cash equivalents including overdrafts (note 22)(a) US$m	Other investments (note 23)(d) US$m	Net debt US$m
At 1 January	(11,070)	(1,200)	(690)	6,774	1,998	(4,188)
Foreign exchange adjustment	(87)	(21)	62	(23)	—	(69)
Cash movements excluding exchange movements	(1,523)	426	(4)	2,921	(1,157)	663
Other non-cash movements	(320)	(556)	203	—	36	(637)
At 31 December	(13,000)	(1,351)	(429)	9,672	877	(4,231)

	2022
	Financial liabilities			Other assets
	Borrowings excluding overdrafts (note 20)(a) US$m	Lease liabilities (note 21)(b) US$m	Derivatives related to net debt (note 23)(c) US$m	Cash and cash equivalents including overdrafts (note 22)(a) US$m	Other investments (note 23)(d) US$m	Net cash/(debt) US$m
At 1 January	(12,166)	(1,363)	(101)	12,805	2,401	1,576
Foreign exchange adjustment	118	69	(92)	15	—	110
Cash movements excluding exchange movements	470	374	(3)	(6,046)	(352)	(5,557)
Other non-cash movements	508	(280)	(494)	—	(51)	(317)
At 31 December	(11,070)	(1,200)	(690)	6,774	1,998	(4,188)
(a)Borrowings excluding overdrafts of US$13,000 million (2022:US$11,070 million) differs from Borrowings on the balance sheet as it excludes bank overdrafts of US$1 million (2022: US$1 million)
which has been included in cash and cash equivalents for the net debt reconciliation.
(b)Other non-cash movements in lease liabilities include the net impact of additions, modifications and terminations during the year.
(c)Included within “Derivatives related to net debt” are interest rate and cross currency interest rate swaps that are in hedge relationships with the Group's debt.
(d)Other investments includes US$877 million (2022: US$1,998 million) of highly liquid financial assets held in a separately managed portfolio of fixed income instruments classified as held for trading.
The table below summarises, by currency, our net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts:

	2023						2022
Net debt by currency	Borrowings excluding overdrafts US$m	Lease liabilities US$m	Derivatives related to net debt US$m	Cash and cash equivalents US$m	Other investments US$m	Net debt US$m	Net debt US$m
US dollar	(12,629)	(511)	(429)	8,659	877	(4,033)	(3,929)
Australian dollar	(200)	(433)	—	447	—	(186)	(455)
Canadian dollar	(168)	(175)	—	96	—	(247)	(158)
South African rand	—	(2)	—	132	—	130	171
Other	(3)	(230)	—	338	—	105	183
Total	(13,000)	(1,351)	(429)	9,672	877	(4,231)	(4,188)